[LOGO OF USAA]
   USAA(R)

                     USAA AGGRESSIVE
                                GROWTH Fund

                             [GRAPHIC OF USAA AGGRESSIVE GROWTH FUND]

                     S e m i a n n u a l   R e p o r t

--------------------------------------------------------------------------------
    JANUARY 31, 2003

 M E S S A G E
==============------------------------------------------------------------------
               from the PRESIDENT

                                                   "

                                      I BELIEVE THE NEXT FEW MONTHS

[PHOTO OF CHRISTOPHER W. CLAUS]   WILL PROVIDE SOME MUCH-NEEDED CLARITY

                                   AS TO THE TRUE HEALTH OF THE ECONOMY

                                       AND ITS POTENTIAL FOR GROWTH.

                                                   "
--------------------------------------------------------------------------------

                 As I write to you, the impact of the situation in Iraq on USAA's membership and all active United States military personnel is our No. 1 concern. We are not alone; the financial markets are struggling to come to grips with the uncertainty surrounding the potential war with Iraq. The recent decline in consumer confidence indicates all Americans are reluctant to make long-term plans until the United States is able to reach a satisfactory conclusion in Iraq.

                 When the situation is resolved or the majority of the uncertainty is successfully eliminated, the United States and global economies should appear to be in a position to achieve their growth potential.

                 In addition to an increase in consumer demand, the U.S. economy is also in need of a boost from corporate America, but corporations remain reluctant to spend or hire, given the possibility of a war's affecting demand for goods and services. On a positive note, the worst of the corporate-governance problems seems to be behind us, and corporate earnings have begun to improve. However, the landscape is still too uncertain for us to predict a sustained improvement in earnings -- an improvement that the stock market needs if it is to move to higher levels.

                 Meanwhile, the U.S. government continues to do its part by keeping fiscal and monetary policy tilted toward growth and

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 expansion. Both President Bush and Congress seem inclined to provide new incentives for Americans to save and invest.

                 What will the future bring? No one can predict the outcome of a war or its impact on the financial markets. However, I believe the next few months will provide some much-needed clarity as to the true health of the economy and its potential for growth. Near term, I believe stocks are likely to trade in a moderate range, and I don't foresee any major shift in the yield curve.

                 At USAA, we continue to focus on improving the products and services we offer you. We believe we have one of the finest teams of portfolio managers and analysts in the country managing your assets. We remain committed to offering no-load mutual funds WITHOUT 12b-1 fees, sales loads, or contractual plans. At no charge, our investment representatives can help you identify the USAA mutual funds that may be right for you. And USAA Financial Planning Services has CERTIFIED FINANCIAL PLANNER(R) practitioners ready to assist you with your planning needs.

                 We will continue to deliver the world-class service and guidance that you have come to know and expect from us. Thank you for your faith and trust in us.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 FOR MORE COMPLETE INFORMATION ABOUT USAA MUTUAL FUNDS, INCLUDING CHARGES AND OPERATING EXPENSES, REQUEST A PROSPECTUS FROM USAA INVESTMENT MANAGEMENT COMPANY (USAA). READ IT CAREFULLY BEFORE YOU INVEST.

                 MUTUAL FUND OPERATING EXPENSES APPLY AND CONTINUE THROUGHOUT THE LIFE OF THE FUND.

                 FINANCIAL PLANNING PROVIDED BY USAA FINANCIAL PLANNING SERVICES, A REGISTERED INVESTMENT ADVISER.

Table of CONTENTS
--------------------------------------------------------------------------------

INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

SHAREHOLDER VOTING RESULTS                                                   7

FINANCIAL INFORMATION

   Portfolio of Investments                                                  9

   Notes to Portfolio of Investments                                        13

   Financial Statements                                                     14

   Notes to Financial Statements                                            17

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2003, USAA. All rights reserved.

 I N V E S T M E N T
====================------------------------------------------------------------
                     OVERVIEW


USAA AGGRESSIVE GROWTH FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Capital appreciation.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 Invests primarily in the common stocks of large companies that are selected for their attractive growth potential.


--------------------------------------------------------------------------------
                                    1/31/03              7/31/02
--------------------------------------------------------------------------------
Net Assets                      $679.5 Million       $730.1 Million
Net Asset Value Per Share           $19.44               $20.80


--------------------------------------------------------------------------------
               AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/03
--------------------------------------------------------------------------------
   7/31/02 TO 1/31/03*          1 YEAR          5 YEARS            10 YEARS
         -6.54%                 -28.06%          -3.30%              5.52%


* TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THIS SIX-MONTH RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2
 . . . C O N T I N U E D
========================--------------------------------------------------------
                         OVERVIEW

--------------------------------------------------------------------------------
                       CUMULATIVE PERFORMANCE COMPARISON
--------------------------------------------------------------------------------

                  [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                             LIPPER         LIPPER                        LIPPER         LIPPER
               USAA         LARGE-CAP      LARGE-CAP                      MID-CAP        MID-CAP      RUSSELL
            AGGRESSIVE    GROWTH FUNDS   GROWTH FUNDS   RUSSELL 1000   GROWTH FUNDS   GROWTH FUNDS      2000      S&P 500
            GROWTH FUND     AVERAGE         INDEX       GROWTH INDEX      AVERAGE         INDEX        INDEX       INDEX
            -----------   ------------   ------------   ------------   ------------   ------------    -------     -------
 1/31/1993   $10000.00     $10000.00      $10000.00      $10000.00      $10000.00      $10000.00     $10000.00   $10000.00
   2/28/93     9354.68       9729.39        9818.75        9839.72        9605.07        9410.04       9769.03    10136.24
 3/31/1993     9734.87      10023.49       10131.68       10029.33        9956.79        9722.21      10086.03    10349.97
 4/30/1993     9209.60       9623.45        9818.87        9627.61        9602.31        9276.84       9809.17    10099.81
 5/31/1993     9684.84      10048.00       10189.98        9964.53       10176.16        9910.88      10243.22    10369.31
 6/30/1993     9604.80      10099.98       10271.35        9873.82       10268.68        9999.31      10307.12    10399.58
 7/31/1993     9559.78      10050.28       10201.11        9697.18       10311.14       10019.57      10449.43    10357.71
 8/31/1993     9789.89      10492.02       10624.72       10095.48       10867.66       10551.01      10900.86    10749.84
 9/30/1993    10205.10      10653.81       10783.94       10021.14       11219.54       10976.95      11208.48    10667.41
10/31/1993    10420.21      10783.93       10906.84       10299.41       11299.72       11114.28      11496.97    10887.92
11/30/1993    10157.89      10532.79       10686.34       10230.53       10936.91       10806.16      11118.57    10784.15
12/31/1993    10781.48      10846.01       11018.78       10406.49       11375.16       11268.12      11498.72    10914.53
 1/31/1994    10962.77      11200.81       11419.86       10647.93       11688.85       11545.80      11859.24    11285.24
 2/28/1994    10984.09      10999.73       11234.83       10452.87       11593.13       11502.63      11816.35    10979.09
 3/31/1994    10082.97      10422.78       10684.98        9947.48       10937.29       10714.01      11192.48    10501.35
 4/30/1994     9971.00      10439.15       10736.82        9993.18       10948.73       10625.91      11259.00    10635.89
 5/31/1994     9757.72      10496.17       10801.20       10144.59       10767.43       10415.42      11132.58    10809.76
 6/30/1994     9133.86      10081.95       10398.27        9844.50       10304.80        9884.43      10754.55    10545.23
 7/31/1994     9459.12      10387.19       10697.13       10180.74       10554.03       10133.17      10931.25    10891.26
 8/31/1994    10264.26      10932.83       11245.49       10747.51       11226.01       10961.62      11540.36    11336.76
 9/30/1994    10337.29      10726.02       10977.61       10602.24       11214.52       11040.10      11501.72    11059.76
10/31/1994    10735.09      10960.79       11258.85       10851.18       11439.18       11410.27      11456.33    11307.88
11/30/1994    10352.01      10557.29       10843.54       10503.34       10981.25       10991.78      10993.65    10896.57
12/31/1994    10693.79      10628.79       10928.01       10679.31       11170.57       11268.07      11289.01    11057.90
 1/31/1995    10363.59      10726.12       11013.18       10907.79       11097.18       11117.46      11146.58    11344.46
 2/28/1995    10740.13      11099.05       11392.40       11364.75       11583.49       11637.18      11610.27    11786.14
 3/31/1995    11336.81      11433.77       11715.94       11696.22       11985.79       12044.87      11810.22    12133.37
 4/30/1995    11394.74      11667.43       12035.52       11951.98       12110.05       12124.57      12072.83    12490.39
 5/31/1995    11458.46      12036.92       12433.43       12368.02       12307.12       12315.92      12280.41    12988.85
 6/30/1995    12761.87      12621.86       13068.55       12845.40       13135.65       13325.13      12917.47    13290.02
 7/31/1995    14186.94      13275.89       13779.24       13379.22       14116.73       14450.89      13661.54    13730.55
 8/31/1995    14488.17      13356.92       13855.72       13393.83       14302.37       14693.80      13944.16    13764.82
 9/30/1995    15114.53      13830.07       14370.25       14011.22       14721.39       15270.36      14193.17    14345.39
10/31/1995    14863.22      13749.18       14288.73       14020.93       14412.74       14969.96      13558.43    14294.14
11/30/1995    15937.21      14226.33       14738.25       14565.88       14922.61       15538.33      14128.08    14920.92
12/31/1995    16085.18      14201.46       14744.01       14649.38       14998.85       15686.15      14500.84    15208.34
 1/31/1996    15949.54      14552.37       15177.65       15139.40       15006.76       15581.18      14485.24    15725.35
 2/29/1996    16769.52      14935.12       15518.93       15416.28       15580.71       16246.85      14936.74    15871.65
 3/31/1996    17355.23      14995.30       15526.29       15436.06       15849.12       16626.62      15240.77    16024.46
 4/30/1996    19593.22      15444.22       15895.82       15842.20       16857.31       18051.81      16055.72    16260.50
 5/31/1996    20980.40      15881.11       16364.93       16395.76       17444.37       18762.74      16688.43    16679.13
 6/30/1996    19747.35      15702.01       16217.41       16418.02       16827.43       17942.73      16003.15    16742.72
 7/31/1996    17188.76      14728.03       15349.03       15456.10       15258.91       15979.39      14605.38    16003.44
 8/31/1996    18631.44      15237.67       15809.90       15855.03       16151.87       17014.27      15453.37    16341.51
 9/30/1996    20130.32      16247.22       16910.26       17009.56       17199.08       18170.25      16057.28    17260.43
10/31/1996    18766.51      16346.68       17121.02       17112.05       16758.65       17488.10      15809.80    17736.30
11/30/1996    18716.23      17374.23       18228.04       18396.86       17340.25       17888.45      16461.23    19075.77
12/31/1996    18735.08      16992.07       17775.42       18036.68       17214.63       17796.84      16892.64    18697.89
 1/31/1997    19508.12      18017.80       18901.98       19301.73       17858.69       18252.20      17230.24    19865.42
 2/28/1997    18056.32      17707.40       18630.70       19171.03       17020.07       17039.00      16812.46    20021.38
 3/31/1997    16365.70      16793.17       17675.93       18133.58       15958.08       15743.08      16019.15    19200.27
 4/30/1997    15774.93      17642.53       18645.95       19337.71       16089.41       15606.76      16063.80    20345.48
 5/31/1997    18383.13      18919.16       19911.67       20733.23       17803.35       17639.38      17850.90    21589.36
 6/30/1997    19407.56      19693.07       20745.38       21563.00       18495.37       18382.55      18615.90    22549.14
 7/31/1997    20626.82      21543.14       22727.99       23470.07       19928.99       19505.21      19482.14    24342.89
 8/31/1997    20903.35      20548.27       21488.40       22096.36       19829.32       19451.04      19927.91    22980.18
 9/30/1997    22740.48      21658.43       22675.29       23183.71       21234.21       20843.71      21386.52    24238.01
10/31/1997    21159.66      20829.39       21888.05       22326.82       20190.62       19676.38      20447.04    23429.44
11/30/1997    20550.66      21283.54       22374.57       23275.14       20039.40       19361.63      20314.79    24513.14
12/31/1997    20151.66      21540.72       22679.83       23535.88       20318.77       19815.10      20670.36    24933.82
 1/31/1998    20239.77      21888.57       23081.28       24239.66       19976.88       19440.37      20344.14    25209.34
 2/28/1998    22395.25      23610.78       24843.83       26063.01       21731.52       21091.64      21848.45    27026.49
 3/31/1998    23364.54      24661.92       25999.82       27102.00       22789.55       22183.79      22749.53    28409.37
 4/30/1998    23642.44      25061.67       26435.60       27477.04       22975.34       22280.29      22875.42    28700.28
 5/31/1998    21988.56      24398.09       25844.38       26697.35       21710.56       20981.54      21643.42    28207.64
 6/30/1998    23012.07      25779.04       27323.74       28332.46       22561.38       21946.71      21688.95    29352.58
 7/31/1998    21432.74      25513.33       27310.83       28144.92       21349.86       20485.98      19933.14    29042.37
 8/31/1998    16179.62      21338.53       22850.70       23921.04       16927.24       16069.35      16062.53    24846.43
 9/30/1998    17847.76      22793.23       24512.90       25758.59       18105.00       17745.02      17319.55    26439.49
10/31/1998    19549.08      24312.81       26093.80       27828.85       19015.75       18397.70      18025.90    28586.78
11/30/1998    21755.97      25948.56       27885.52       29945.65       20294.12       19795.79      18970.32    30318.66
12/31/1998    24628.95      28520.78       30951.74       32645.85       22621.22       22349.38      20144.24    32064.62
 1/31/1999    27309.32      30316.53       32961.16       34562.75       23186.19       23458.81      20411.94    33404.95
 2/28/1999    24588.82      29035.28       31608.08       32983.81       21527.71       21636.71      18758.68    32366.91
 3/31/1999    26587.07      30668.18       33404.82       34720.93       22721.11       23179.08      19051.53    33661.54
 4/30/1999    28063.68      30730.45       33518.99       34765.33       23661.13       24129.90      20758.69    34965.06
 5/31/1999    27638.35      29760.91       32408.60       33696.90       23609.59       24029.42      21061.91    34140.31
 6/30/1999    30543.43      31886.76       34661.37       36057.20       25244.55       25966.20      22014.32    36029.84
 7/31/1999    30679.85      30930.82       33573.55       34911.25       24767.51       25610.83      21410.27    34909.73
 8/31/1999    30687.88      30911.87       33580.50       35481.68       24395.90       25481.12      20617.90    34736.90
 9/30/1999    31128.05      30628.56       33239.73       34736.32       24564.36       26224.99      20622.40    33785.80
10/31/1999    33131.09      32834.88       35788.72       37359.52       26487.87       28543.55      20705.92    35922.88
11/30/1999    38023.61      34588.79       37557.47       39375.21       29214.19       32123.90      21942.26    36653.07
12/31/1999    47062.36      38724.51       41728.37       43470.55       34419.96       38824.83      24426.13    38808.85
 1/31/2000    48325.33      37232.14       40053.50       41432.28       33882.81       38158.22      24033.87    36859.23
 2/29/2000    62226.43      39901.75       42160.05       43457.72       42116.41       47721.05      28002.73    36162.23
 3/31/2000    54870.54      42080.03       45118.88       46568.24       40661.27       44362.30      26156.49    39697.66
 4/30/2000    45560.46      39637.71       41627.59       44352.32       36614.82       38510.06      24582.52    38503.75
 5/31/2000    40756.09      37328.67       39231.23       42118.90       33760.00       35048.17      23149.81    37714.41
 6/30/2000    50424.57      40066.90       41825.78       45311.01       38115.40       40494.38      25167.80    38643.26
 7/31/2000    48077.85      39235.73       40978.38       43422.10       36841.77       38814.68      24358.08    38039.64
 8/31/2000    55621.49      42662.97       44522.53       47353.69       41878.29       43890.93      26216.62    40401.13
 9/30/2000    52290.06      39683.74       41127.25       42874.28       40601.90       41781.34      25446.10    38268.76
10/31/2000    45588.69      37698.03       38952.58       40845.56       37616.07       38402.96      24310.18    38106.17
11/30/2000    35056.71      32767.85       33726.38       34824.65       30412.06       30372.43      21814.71    35104.34
12/31/2000    37672.09      32772.81       33516.77       33722.74       32570.45       32561.64      23688.21    35276.55
 1/31/2001    38499.86      33726.26       34492.04       36052.50       33073.21       33003.83      24921.50    36527.38
 2/28/2001    30098.93      28767.00       29152.16       29931.80       28347.39       28053.18      23286.29    33198.89
 3/31/2001    24788.91      25976.02       26123.41       26674.68       25162.39       25076.70      22147.22    31096.90
 4/30/2001    28910.12      28681.27       28927.98       30048.31       28371.55       28383.05      23879.79    33511.53
 5/31/2001    29544.15      28412.95       28708.03       29606.10       28372.10       28617.10      24466.75    33736.34
 6/30/2001    29958.03      27496.77       27880.82       28920.45       28320.78       28505.40      25311.57    32915.54
 7/31/2001    27553.99      26522.15       26881.58       28197.66       26812.58       27006.05      23941.48    32591.39
 8/31/2001    25414.13      24361.61       24838.12       25891.81       24981.11       25196.62      23168.20    30553.16
 9/30/2001    20870.23      21931.39       22340.63       23306.74       21389.76       21562.47      20049.47    28086.12
10/31/2001    22191.14      22830.63       23267.11       24529.51       22773.64       22762.97      21222.78    28622.00
11/30/2001    24286.96      24983.29       25399.06       26885.96       24685.77       24632.64      22865.77    30816.95
12/31/2001    25097.12      25067.89       25516.86       26835.43       25664.21       25701.03      24277.13    31087.08
 1/31/2002    23785.02      24514.43       24940.20       26361.35       24884.12       24718.11      24024.62    30633.67
 2/28/2002    22569.79      23437.83       23907.80       25267.37       23666.37       23489.09      23366.18    30042.76
 3/31/2002    23837.86      24374.69       24869.82       26141.32       25167.93       24969.76      25244.17    31172.77
 4/30/2002    23045.32      22704.26       23213.90       24007.79       24428.11       24139.68      25474.23    29283.67
 5/31/2002    22138.30      22197.54       22790.75       23426.97       23694.70       23334.23      24343.64    29068.69
 6/30/2002    20315.46      20329.57       20934.76       21259.87       21688.89       21237.70      23135.77    26998.85
 7/31/2002    18307.69      18804.17       19359.27       20091.10       19481.69       18947.25      19641.56    24894.79
 8/31/2002    18369.33      18866.11       19466.29       20151.16       19273.64       18721.32      19591.54    25057.77
 9/30/2002    17788.13      17150.68       17580.23       18060.91       18037.15       17558.17      18184.60    22337.21
10/31/2002    18325.30      18477.94       18933.50       19717.66       18968.92       18443.55      18767.63    24301.09
11/30/2002    18228.43      19275.12       19717.33       20788.62       20043.61       19538.96      20442.53    25730.03
12/31/2002    17418.28      17935.44       18343.48       19352.62       18887.72       18383.91      19304.30    24219.22
 1/31/2003    17110.07      17564.17       17920.32       18883.03       18583.67       18111.23      18770.02    23585.98

                          [END CHART]

                      DATA FROM 1/31/93 THROUGH 1/31/03.

                 THE RUSSELL 1000 GROWTH INDEX REPLACED THE RUSSELL 2000 INDEX AND THE S&P 500 INDEX AS THE FUND'S COMPARABLE BROAD-BASED SECURITIES INDEX, BECAUSE THE RUSSELL 1000 GROWTH INDEX IS AN INDEX OF LARGE-CAP GROWTH STOCKS, AND THUS, PROVIDES A MORE APPROPRIATE COMPARISON FOR THE FUND, WHICH FOCUSES ON LARGE-CAP GROWTH STOCKS, THAN THE RUSSELL 2000 INDEX, WHICH IS AN INDEX OF SMALL CAP STOCKS, OR, THE S&P 500 INDEX, WHICH IS AN INDEX OF LARGE-CAP GROWTH AND VALUE STOCKS.

                 THE LIPPER LARGE-CAP GROWTH FUNDS INDEX REPLACED THE LIPPER MID-CAP GROWTH FUNDS INDEX, BECAUSE MARSICO CAPITAL MANAGEMENT, LLC USES AN INVESTMENT STYLE WHEN MANAGING THE FUND'S ASSETS THAT MORE CLOSELY CORRELATES TO THE MANAGEMENT STYLE OF MUTUAL FUNDS WITHIN THE LIPPER LARGE-CAP GROWTH FUNDS INDEX.

                 SEE THE FOLLOWING PAGE FOR BENCHMARK DEFINITIONS.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND REALIZED CAPITAL GAIN DISTRIBUTIONS.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Aggressive Growth Fund to the following benchmarks:

                 o The S&P 500 Index, an unmanaged index representing the
                   weighted average performance of a group of 500 widely held, publicly traded stocks. It is not possible to invest directly in the S&P 500 Index.

                 o The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

                 o The Russell 2000(R) Index, a widely recognized unmanaged small-cap index consisting of the 2,000 smallest companies within the Russell 3000(R) Index.

                 o The Lipper Mid-Cap Growth Funds Average, an average
                   performance level of all mid-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

                 o The Lipper Mid-Cap Growth Funds Index, which tracks the
                   total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category.

                 o The Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category.

                 o The Lipper Large-Cap Growth Funds Average, an average
                   performance level of all large-cap growth funds, as reported by Lipper Inc., an independent organization that monitors the performance of mutual funds.

4

 M A N A G E R ' S
==================--------------------------------------------------------------
                   COMMENTARY on the Fund

HOW DID THE FUND PERFORM?

                 For the six months ended January 31, 2003, the USAA Aggressive Growth Fund had a total return of -6.54%. This compares to a return of -7.43% for the Lipper Large-Cap Growth Funds Index, a return of -6.01% for the Russell 1000 Growth Index, a return of -5.26% for the S&P 500 Index, and a return of -4.44% for the Russell 2000 Index.

WHAT WERE THE AREAS OF STRENGTH FOR THE FUND?

                 Financial-related holdings had a positive impact as the Fund maintained an overweight position in the diversified financial services industry throughout most of the reporting period. The most significant contributor within the industry was SLM Corp., better known as Sallie Mae, the provider of student loans. Holdings in the industrials sector were positive, in aggregate, with FedEx Corp. and Jacobs Engineering Group, Inc. helping performance, while Lockheed Martin Corp. and General Dynamics Corp. detracted from performance.

                 Results in the information technology and consumer discretionary sectors were mixed. Within information technology, we were hurt by an underweight position in the software and services industry, but benefited from good stock selection within hardware and equipment. We had substantial holdings in consumer discretionary stocks, where our primary emphasis on retailing and media was positive. Elsewhere within the sector, however, our holdings in automobiles and hotels/leisure detracted from performance.

DID ANY OTHER MAJOR SECTORS HAVE AN IMPACT?

                 Health care investments were the primary detractor from performance. We were overweight in the poorly performing health

                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 3 FOR INDEX DEFINITIONS.

                 YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-12.

 . . . C O N T I N U E D
========================--------------------------------------------------------

                 care equipment and services industry, and also suffered as the stocks we owned within the industry lagged. Tenet Healthcare Corp., which we sold out at the end of October, was the weakest-performing stock in the Fund.

DID YOU MAKE ANY SIGNIFICANT SHIFTS IN THE FUND'S POSITIONING?

                 Although we believe the overall information technology sector remains plagued by a glut of capacity, an absence of pricing power, and weak corporate spending, in December and January we selectively invested in technology and telecommunications companies that we believe have proprietary technology and/or market share advantages. These included Microsoft Corp., Cisco Systems, Inc., and Nextel Communications, Inc.

WHAT'S YOUR OUTLOOK?

                 The current investment environment is among the most challenging of the past 60 years. Therefore, our outlook is somewhat cautious over the next six months and more optimistic over the longer term. Our near-term assessment is prompted primarily by the numerous geopolitical challenges facing the United States and our allies, and this is reflected in sharp rises in the price of gold and oil. On the brighter side, a reasonable and balanced case can be made for improved equity returns once geopolitical tensions show signs of being mitigated. Interest rates are at 40-year lows, inflation remains constrained despite higher oil prices, monetary policy is positive, and productivity gains are robust. The diversity and resiliency of the U.S. economy have helped cushion the collateral damage that has typically been associated with a long bear market in equities, with the banking system remaining strong and unemployment not appearing to be a major drag on the overall economy. Aggregate equity market valuations appear reasonable to us in the context of low interest rates, quiescent inflation, and productivity gains.

                 We appreciate the opportunity to invest on your behalf and we look forward to continuing to earn your trust.

6

 P O R T F O L I O
==================--------------------------------------------------------------
                   HIGHLIGHTS

---------------------------------------------------
            TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
---------------------------------------------------

UnitedHealth Group, Inc.                      7.6%

SLM Corp.                                     7.4%

Procter & Gamble Co.                          3.9%

Quest Diagnostics, Inc.                       3.7%

Citigroup, Inc.                               3.6%

Amgen, Inc.                                   3.4%

Wells Fargo & Co.                             3.4%

Fannie Mae                                    3.3%

Genentech, Inc.                               3.1%

Viacom, Inc. "B"                              3.1%

---------------------------------------------------

---------------------------------------------------
              TOP 10 INDUSTRIES*
              (% of Net Assets)
---------------------------------------------------

Diversified Financial Services               17.5%

Biotechnology                                 7.6%

Managed Health Care                           7.6%

Application Software                          4.4%

Household Products                            3.9%

Health Care Distributors & Services           3.7%

Aerospace & Defense                           3.4%

Banks                                         3.4%

Homebuilding                                  3.4%

Systems Software                              3.4%

---------------------------------------------------

*EXCLUDING REPURCHASE AGREEMENTS AND MONEY MARKET INSTRUMENTS.

YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 9-12.

 S H A R E H O L D E R
======================----------------------------------------------------------
                       Voting RESULTS

                 On October 18, 2002, a special meeting of shareholders was held to vote on a number of proposals relating to USAA mutual funds. The Fund's shareholders of record on August 23, 2002, were entitled to vote on each proposal shown below. All proposals were approved by the Fund's shareholders.

                 The following proposals and voting results pertain to the Fund.

PROPOSAL 1
--------------------------------------------------------------------------------

                 Approval of new investment advisory agreement with USAA Investment Management Company (IMCO).


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   24,070,624      845,176       456,898          206,596


PROPOSAL 2B
--------------------------------------------------------------------------------

                 Approval of new investment subadvisory agreement between IMCO and Marsico Capital Management, LLC.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   24,230,175      867,493       481,626            N/A


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

8

 . . . C O N T I N U E D
========================--------------------------------------------------------
                         Voting RESULTS

PROPOSAL 3
--------------------------------------------------------------------------------

                 Approval of a proposal to permit IMCO and the Board of Directors of USAA Mutual Fund, Inc. to appoint and replace subadvisers, enter into subadvisory agreements, and approve amendments to subadvisory agreements without further shareholder approval.


                 NUMBER OF SHARES VOTING
                 ---------------------------------------------------------------
                      FOR          AGAINST       ABSTAIN      BROKER NON-VOTE*
                 ---------------------------------------------------------------
                   23,111,149     1,728,265      533,284          206,596


               * Broker "non-votes" (i.e., proxies from brokers or nominees indicating that such persons have not received instruction from the beneficial owner or other person entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) are treated the same as abstentions and, as a result, had the effect of an "against" vote on the outcome of the proposals.

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              STOCKS (99.1%)

              AEROSPACE & DEFENSE (3.4%)
   139,606    General Dynamics Corp.                               $  9,233
   271,454    Lockheed Martin Corp.                                  13,858
                                                                   --------
                                                                     23,091
                                                                   --------

              AIR FREIGHT & LOGISTICS (2.1%)
   274,256    FedEx Corp.                                            14,426
                                                                   --------

              AIRLINES (0.7%)
   121,266    Ryanair Holdings plc ADR*                               4,795
                                                                   --------

              APPLICATION SOFTWARE (4.4%)
   279,308    BEA Systems, Inc.*                                      3,201
   256,916    Electronic Arts, Inc.*                                 13,311
   227,137    Intuit, Inc.*                                          10,017
   168,408    PeopleSoft, Inc.*                                       3,265
                                                                   --------
                                                                     29,794
                                                                   --------

              AUTOMOBILE MANUFACTURERS (2.3%)
   383,706    Bayerische Motoren Werke AG                            11,233
    11,044    Porsche AG (Preferred)                                  4,448
                                                                   --------
                                                                     15,681
                                                                   --------

              BANKS (3.4%)
   481,554    Wells Fargo & Co.                                      22,811
                                                                   --------

              BIOTECHNOLOGY (7.6%)
   454,962    Amgen, Inc.*                                           23,185
   564,636    Genentech, Inc.*                                       20,744
   248,328    IDEC Pharmaceuticals Corp.*                             7,969
                                                                   --------
                                                                     51,898
                                                                   --------

              BREWERS (2.5%)
   352,580    Anheuser-Busch Companies, Inc.                         16,737
                                                                   --------

              BROADCASTING & CABLE TV (2.7%)
   449,793    Clear Channel Communications, Inc.*                    18,028
                                                                   --------

10

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              CASINOS & GAMING (1.9%)
   450,712    MGM Mirage, Inc.*                                    $ 11,809
    70,000    Wynn Resorts Ltd.*                                        962
                                                                   --------
                                                                     12,771
                                                                   --------

              COMPUTER HARDWARE (2.4%)
   261,964    Dell Computer Corp.*                                    6,250
   583,391    Hewlett-Packard Co.                                    10,157
                                                                   --------
                                                                     16,407
                                                                   --------

              CONSTRUCTION & ENGINEERING (0.4%)
    80,654    Jacobs Engineering Group, Inc.*                         3,002
                                                                   --------

              DIVERSIFIED FINANCIAL SERVICES (17.5%)
   715,282    Citigroup, Inc.                                        24,591
   342,336    Fannie Mae                                             22,149
   588,706    J. P. Morgan Chase & Co.                               13,741
   152,950    Lehman Brothers Holdings, Inc.                          8,340
   471,378    SLM Corp.                                              50,075
                                                                   --------
                                                                    118,896
                                                                   --------

              GENERAL MERCHANDISE STORES (2.5%)
   355,626    Wal-Mart Stores, Inc.                                  16,999
                                                                   --------

              HEALTH CARE DISTRIBUTORS & SERVICES (3.7%)
   472,570    Quest Diagnostics, Inc.*                               25,415
                                                                   --------

              HEALTH CARE EQUIPMENT (2.2%)
   364,126    Zimmer Holdings, Inc.*                                 14,929
                                                                   --------

              HEALTH CARE FACILITIES (2.7%)
   429,970    HCA, Inc.                                              18,377
                                                                   --------

              HOME IMPROVEMENT RETAIL (1.3%)
   261,494    Lowe's Companies, Inc.                                  8,938
                                                                   --------

              HOMEBUILDING (3.4%)
   272,344    Lennar Corp.                                           14,669
   208,790    M.D.C. Holdings, Inc.                                   8,247
                                                                   --------
                                                                     22,916
                                                                   --------

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                                                                     MARKET
    NUMBER                                                            VALUE
 OF SHARES    SECURITY                                                (000)
---------------------------------------------------------------------------
              HOTELS, RESORTS, & CRUISE LINES (0.8%)
   192,324    Four Seasons Hotels, Inc.                            $  5,098
                                                                   --------

              HOUSEHOLD PRODUCTS (3.9%)
   306,932    Procter & Gamble Co.                                   26,264
                                                                   --------

              INTERNET RETAIL (0.8%)
    67,599    eBay, Inc.*                                             5,081
                                                                   --------

              MANAGED HEALTH CARE (7.6%)
   585,464    UnitedHealth Group, Inc.                               51,462
                                                                   --------

              MOTORCYCLE MANUFACTURERS (0.5%)
    76,800    Harley-Davidson, Inc.                                   3,209
                                                                   --------

              MOVIES & ENTERTAINMENT (3.1%)
   552,359    Viacom, Inc. "B"*                                      21,293
                                                                   --------

              NETWORKING EQUIPMENT (2.8%)
 1,441,214    Cisco Systems, Inc.*                                   19,269
                                                                   --------

              PHARMACEUTICALS (1.8%)
   223,794    Johnson & Johnson, Inc.                                11,998
                                                                   --------

              SPECIALTY STORES (2.2%)
   179,232    Bed Bath & Beyond, Inc.*                                6,004
   396,036    Tiffany & Co.                                           9,208
                                                                   --------
                                                                     15,212
                                                                   --------

              SYSTEMS SOFTWARE (3.4%)
   281,236    Microsoft Corp.                                        13,348
   559,212    Oracle Corp.*                                           6,727
   180,040    VERITAS Software Corp.*                                 3,286
                                                                   --------
                                                                     23,361
                                                                   --------

              TELECOMMUNICATION EQUIPMENT (2.7%)
   485,438    QUALCOMM, Inc.*                                        18,281
                                                                   --------

              WIRELESS TELECOMMUNICATION SERVICES (2.4%)
 1,308,850    Nextel Communications, Inc. "A"*                       16,518
                                                                   --------
              Total stocks (cost: $708,783)                         672,957
                                                                   --------

12

 P O R T F O L I O
==================--------------------------------------------------------------
                   of INVESTMENTS
                   (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

PRINCIPAL                                                              MARKET
   AMOUNT                                                               VALUE
    (000)     SECURITY                                                  (000)
-----------------------------------------------------------------------------
              REPURCHASE AGREEMENTS (1.9%)

$   3,000     CS First Boston Corp., 1.32%, acquired
               on 1/31/2003 and due 2/03/2003 at $3,000
               (collateralized by a $2,765 Freddie Mac,
               Subordinated Notes, 6.25%, due 3/05/2012;
               market value of $3,061)(a,c)                          $  3,000
   10,000     Morgan Stanley & Co., Inc., 1.31%, acquired
               on 1/31/2003 and due 2/03/2003 at $10,000
               (collateralized by a $8,420 Fannie Mae,
               Discount Notes, due 6/18/2003; and a $1,950
               Fannie Mae, Discount Notes, due 2/28/2003;
               combined market value of $10,354)(a,c)                  10,000
                                                                     --------
              Total repurchase agreements (cost: $13,000)              13,000
                                                                     --------

   NUMBER
OF SHARES
---------
              MONEY MARKET INSTRUMENTS (1.1%)

              MONEY MARKET FUNDS (0.5%)
   615,098    AIM Short-Term Investment Co., 1.30%(b,c)                   615
 2,507,013    Merrill Lynch Premier Institutional Fund,
                1.33%(b,c)                                              2,507
                                                                      -------
               Total money market funds (cost: $3,122)                  3,122
                                                                      -------

PRINCIPAL
   AMOUNT
    (000)
---------
              OTHER (0.6%)
$   4,400     Student Loan Marketing Discount Note,
                1.19%, 2/03/2003 (cost: $4,400)                         4,400
                                                                     --------
              Total money market instruments (cost: $7,522)             7,522
                                                                     --------

              TOTAL INVESTMENTS (COST: $729,305)                     $693,479
                                                                     ========

 N O T E S
==========----------------------------------------------------------------------
           to Portfolio of INVESTMENTS

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets and, in total, may not equal 100%.

                 ADR - American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Collateral on repurchase agreements is received by the Fund upon entering into the repurchase agreement. The collateral is marked-to-market daily to ensure its market value is at least 102% of the resale price of the repurchase agreement.

                 (b) Rate represents the money market fund annualized seven-day yield at January 31, 2003.

                 (c) Investment was purchased with the cash collateral proceeds received from securities loaned.

                   * Non-income-producing security for the 12 months preceding
                     January 31, 2003.

                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14

 S T A T E M E N T
==================--------------------------------------------------------------
                   of ASSETS and LIABILITIES
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

ASSETS

  Investments in securities, at market value (including securities
     on loan of $15,772) (identified cost of $729,305)                      $  693,479
  Cash                                                                              58
  Receivables:
     Capital shares sold                                                           657
     Dividends                                                                     534
     Securities sold                                                            19,784
     Other                                                                           2
                                                                            ----------
        Total assets                                                           714,514
                                                                            ----------

LIABILITIES

  Payable upon return of securities loaned                                      16,123
  Securities purchased                                                          18,191
  Capital shares redeemed                                                          259
  USAA Investment Management Company                                               173
  USAA Transfer Agency Company                                                     280
  Accounts payable and accrued expenses                                             32
                                                                            ----------
        Total liabilities                                                       35,058
                                                                            ----------
           Net assets applicable to capital shares outstanding              $  679,456
                                                                            ==========

NET ASSETS CONSIST OF:

  Paid-in capital                                                           $1,035,964
  Accumulated undistributed net investment loss                                 (1,700)
  Accumulated net realized loss on investments                                (318,982)
  Net unrealized depreciation of investments                                   (35,826)
                                                                            ----------
        Net assets applicable to capital shares outstanding                 $  679,456
                                                                            ==========
  Capital shares outstanding                                                    34,960
                                                                            ==========
  Authorized shares of $.01 par value                                          105,000
                                                                            ==========
  Net asset value, redemption price, and offering price per share           $    19.44
                                                                            ==========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 S T A T E M E N T
==================--------------------------------------------------------------
                   of OPERATIONS
                   (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED)

NET INVESTMENT LOSS

  Income:
     Dividends (net of foreign taxes withheld of $32)                        $   2,528
     Interest                                                                       96
     Fees from securities loaned                                                    11
                                                                             ---------
        Total income                                                             2,635
                                                                             ---------
  Expenses:
     Management fees                                                             1,250
     Administrative and servicing fees                                             905
     Transfer agent's fees                                                       1,672
     Custodian's fees                                                               89
     Postage                                                                       132
     Shareholder reporting fees                                                    200
     Directors' fees                                                                 2
     Registration fees                                                              14
     Professional fees                                                              25
     Other                                                                          28
                                                                             ---------
        Total expenses                                                           4,317
     Expenses paid indirectly                                                      (19)
                                                                             ---------
        Net expenses                                                             4,298
                                                                             ---------
           Net investment loss                                                  (1,663)
                                                                             ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY

  Net realized gain (loss) on:
     Investments                                                               (22,328)
     Foreign currency transactions                                                   1
  Change in net unrealized appreciation/depreciation                           (23,830)
                                                                             ---------
           Net realized and unrealized loss                                    (46,157)
                                                                             ---------
Decrease in net assets resulting from operations                             $ (47,820)
                                                                             =========

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16

 S T A T E M E N T S
====================------------------------------------------------------------
                     of Changes in NET ASSETS
                     (in thousands)

USAA AGGRESSIVE GROWTH FUND
SIX-MONTH PERIOD ENDED JANUARY 31, 2003 (UNAUDITED),
AND YEAR ENDED JULY 31, 2002

                                                                   1/31/2003       7/31/2002
                                                                  --------------------------
FROM OPERATIONS

   Net investment loss                                            $  (1,663)       $  (7,289)
   Net realized loss on investments                                 (22,328)        (129,968)
   Net realized gain (loss) on foreign currency transactions              1              (37)
   Change in net unrealized appreciation/depreciation
      of investments                                                (23,830)        (243,062)
                                                                  --------------------------
      Decrease in net assets resulting from operations              (47,820)        (380,356)
                                                                  --------------------------
FROM CAPITAL SHARE TRANSACTIONS

   Proceeds from shares sold                                         54,399          114,557
   Cost of shares redeemed                                          (57,266)         160,507)
                                                                  --------------------------
      Decrease in net assets from capital share
         transactions                                                (2,867)         (45,950)
                                                                  --------------------------
Net decrease in net assets                                          (50,687)        (426,306)

NET ASSETS

   Beginning of period                                              730,143        1,156,449
                                                                  --------------------------
   End of period                                                  $ 679,456       $  730,143
                                                                  ==========================
Accumulated undistributed net investment loss:
   End of period                                                  $  (1,700)      $      (37)
                                                                  ==========================
CHANGE IN SHARES OUTSTANDING

   Shares sold                                                        2,654            4,347
   Shares redeemed                                                   (2,793)          (6,208)
                                                                  --------------------------
      Decrease in shares outstanding                                   (139)          (1,861)
                                                                  ==========================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

                 USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Aggressive Growth Fund (the Fund). The Fund's investment objective is capital appreciation.

                     A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the exchange is open) as set forth below:

                         1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange are valued at the last sales price on that exchange. Portfolio securities traded primarily on foreign securities exchanges are generally valued at the closing values of such securities on the exchange where primarily traded. If no sale is reported, the average of the bid and asked prices is generally used depending upon local custom or regulation.

                         2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                         3. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                         4. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value, using methods determined by USAA Investment Management Company (the Manager), an affiliate of the Fund, in consultation with the investment subadviser of the Fund, under valuation procedures approved by the Company's Board of Directors.

18

 N O T E S
==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     B. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

                     C. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date.
                         If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

                     D. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following basis:

                         1. Market value of securities, other assets, and liabilities at the mean between the bid and asked translation rates of such currencies against U.S. dollars on a daily basis.

                         2. Purchases and sales of securities, income, and expenses at the rate of exchange obtained from an independent pricing service on the respective dates of such transactions.

                         Net realized and unrealized foreign currency gains/losses occurring during the holding period of investments are a component of realized gain/loss on investments and unrealized appreciation/depreciation on investments, respectively.

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                         Net realized foreign currency gains/losses arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the Fund's tax year-end of July 31, 2003, net realized foreign currency gains/losses will be reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses arise from changes in the value of assets and liabilities other than investments in securities resulting from changes in the exchange rate.

                     E. EXPENSES PAID INDIRECTLY - Through fee-offset arrangements with the Fund's custodian bank and transfer agent, credits, if any, realized as a result of uninvested cash balances are used to reduce the Fund's custodian fees. For the six-month period ended January 31, 2003, these fee-offset arrangements reduced the Fund's expenses by $19,000.

                     F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America, an affiliate of the

20

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 Fund's subadviser, Marsico Capital Management, LLC. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets.

                 The USAA funds that are party to the loan agreements are assessed facility fees in aggregate by Bank of America in an annual amount equal to 0.09% of the $100 million loan agreement, whether used or not, and by CAPCO based on the funds' assessed proportionate share of CAPCO's operating expenses related to obtaining and maintaining CAPCO's funding programs in total (in no event to exceed 0.09% annually of the $400 million loan agreement). The facility fees are allocated among the funds based on their respective average net assets for the period. The Fund had no borrowings under either of these agreements during the six-month period ended January 31, 2003.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2003, in accordance with applicable tax law.

                 Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At July 31, 2002, the Fund had capital loss carryovers of $288,546,000 for federal income tax purposes, which will

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                 expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended January 31, 2003, were $461,552,000 and $425,174,000, respectively.

                 At January 31, 2003, the cost of securities for federal income tax purposes was approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments as of January 31, 2003, were $26,484,000 and $62,310,000, respectively, resulting in net unrealized depreciation of $35,826,000.

(5) LENDING OF PORTFOLIO SECURITIES
--------------------------------------------------------------------------------

                 The Fund may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loan continuously with cash collateral in an amount at least equal, at all times, to the fair value of the securities loaned. Cash collateral is invested in high-quality short-term investments. The Fund retains a portion of income from the investment of cash received as collateral. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of January 31, 2003, the Fund loaned securities having a fair market value of approximately $15,772,000 and received cash collateral of $16,123,000 for the loans. Of this amount, $16,122,000 was invested in securities, as noted in the Fund's portfolio of investments, and $1,000 remained in cash.

22

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(6) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                     A.  MANAGEMENT FEES - The Manager carries out the
                         Fund's investment policies and provides portfolio management oversight of the Fund's assets managed by a subadviser. The investment management fee for the Fund is composed of a base fee and a performance adjustment that increases or decreases the base fee depending upon the performance of the Fund relative to the performance of the Lipper Large-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Large-Cap Growth Funds category. Prior to October 18, 2002, the performance adjustment was based on the performance of the Fund relative to the Lipper Mid-Cap Growth Funds Index, which tracks the total return performance of the 30 largest funds in the Lipper Mid-Cap Growth Funds category. The base fee, which is accrued daily and paid monthly, is computed as a percentage of the Fund's average net assets at annualized rates of 0.50% of the first $200 million of average net assets, 0.40% of that portion of average net assets over $200 million but not over $300 million, and 0.33% of that portion of average net assets over $300 million. For the six-month period ended January 31, 2003, the Fund's effective base fee was 0.39% of the Fund's average net assets.

                         The performance adjustment is calculated monthly by comparing the Fund's performance to that of the Lipper index over the performance period. For the month ended July 31, 2002, the performance period consisted of the previous 12-month period. A new month will be added to the performance period each month thereafter until the performance period consists of the previous 36 months. Thereafter, the performance period will consist of the current month plus the previous 35 months.

                         The annual performance adjustment rate is multiplied by the average net assets of the Fund over the entire performance

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                         period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee, as referenced in the following chart:


    OVER/UNDER PERFORMANCE               ANNUAL ADJUSTMENT RATE
    RELATIVE TO INDEX(1)                 AS A % OF THE FUND'S AVERAGE NET ASSETS
    ----------------------------------------------------------------------------
    +/- 1.00% to 4.00%                   +/- 0.04%
    +/- 4.01% to 7.00%                   +/- 0.05%
    +/- 7.01% and greater                +/- 0.06%


    (1) Based on the difference between average annual performance of the Fund and its relevant index, rounded to the nearest 0.01%.

                         For the six-month period ended January 31, 2003, the Fund incurred total management fees, paid or payable to the Manager, of $1,250,000, which is net of a performance fee adjustment of $(151,000).

                     B. SUBADVISORY ARRANGEMENTS - The Manager has entered into an investment subadvisory agreement with Marsico Capital Management, LLC (Marsico), under which Marsico directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Marsico a subadvisory fee.

                     C. ADMINISTRATIVE AND SERVICING FEES - The Manager provides certain administrative and shareholder servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.25% of the Fund's average net assets. For the six-month period ended January 31, 2003, the Fund incurred administrative and servicing fees, paid or payable to the Manager, of $905,000.

24

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==========----------------------------------------------------------------------
           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

                     D.  TRANSFER AGENT'S FEES - USAA Transfer Agency
                         Company, d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses. For the six-month period ended January 31, 2003, the Fund incurred transfer agent's fees, paid or payable to USAA Transfer Agency Company, of $1,672,000.

                     E. UNDERWRITING SERVICES - The Manager provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditors and voted to appoint Ernst & Young LLP for the fiscal year ended July 31, 2002. KPMG served as the Fund's independent auditors since the Fund's inception on October 19, 1981. From that date through the fiscal year ended July 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. Further, through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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           to FINANCIAL Statements
           (continued)

USAA AGGRESSIVE GROWTH FUND
JANUARY 31, 2003 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                   SIX-MONTH
                                  PERIOD ENDED
                                   JANUARY 31,                            YEAR ENDED JULY 31,
                                  -------------------------------------------------------------------------------------
                                      2003           2002            2001            2000            1999          1998
                                  -------------------------------------------------------------------------------------
Net asset value at
   beginning of period            $  20.80       $  31.29      $    56.35      $    38.23      $    31.62      $  32.82
                                  -------------------------------------------------------------------------------------
Income (loss) from investment
   operations:
   Net investment loss                (.05)(b)       (.20)(b)        (.22)(b)        (.22)(b)        (.17)(b)      (.12)(b)
   Net realized and unrealized
      gain (loss)                    (1.31)(b)     (10.29)(b)      (22.97)(b)       20.65(b)        10.77(b)       1.26(b)
                                  -------------------------------------------------------------------------------------
Total from investment operations     (1.36)(b)     (10.49)(b)      (23.19)(b)       20.43(b)        10.60(b)       1.14(b)
                                  -------------------------------------------------------------------------------------
Less distributions:
   From realized capital gains           -              -           (1.87)          (2.31)          (3.99)        (2.34)
                                  -------------------------------------------------------------------------------------
Net asset value at end of period  $  19.44       $  20.80      $    31.29      $    56.35      $    38.23      $  31.62
                                  =====================================================================================
Total return (%)*                    (6.54)        (33.53)         (42.69)          56.71           43.14          3.91
Net assets at end of
   period (000)                   $679,456       $730,143      $1,156,449      $1,981,674      $1,029,282      $736,450
Ratio of expenses to average
   net assets (%)**                   1.19(a,c)       .99(c)          .66(c)          .60             .72           .71
Ratio of net investment
   loss to average net
   assets (%)**                       (.46)(a)       (.77)           (.52)           (.42)           (.55)         (.38)
Portfolio turnover (%)               61.53         169.84           23.06           33.07           35.18         83.32

  * Assumes reinvestment of all realized capital gain distributions during the period.
 ** For the six-month period ended January 31, 2003, average net assets were
    $717,602,000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares. For the six-month period ended January
    31, 2003, average shares were 34,910,000.
(c) Reflects total expenses excluding any fee-offset arrangements, which had no impact on these ratios.

26

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

           DIRECTORS      Robert G. Davis, CHAIRMAN OF THE BOARD
                          Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                          Barbara B. Dreeben
                          Robert L. Mason, Ph.D.
                          Michael F. Reimherr
                          Laura T. Starks, Ph.D.
                          Richard A. Zucker

 INVESTMENT ADVISER,      USAA Investment Management Company
        UNDERWRITER,      9800 Fredericksburg Road
     AND DISTRIBUTOR      San Antonio, Texas 78288

      TRANSFER AGENT      USAA Shareholder Account Services
                          9800 Fredericksburg Road
                          San Antonio, Texas 78288

           CUSTODIAN      State Street Bank and Trust Company
                          P.O. Box 1713
                          Boston, Massachusetts 02105

INDEPENDENT AUDITORS      Ernst & Young LLP
                          100 West Houston St., Suite 1900
                          San Antonio, Texas 78205

           TELEPHONE      Call toll free - Central time
    ASSISTANCE HOURS      Monday - Friday, 7 a.m. to 10 p.m.
                          Saturday, 8:30 a.m. to 5 p.m.
                          Sunday, 10:30 a.m. to 7 p.m.

      FOR ADDITIONAL      1-800-531-8181, in San Antonio 456-7200
   INFORMATION ABOUT      For account servicing, exchanges,
        MUTUAL FUNDS      or redemptions
                          1-800-531-8448, in San Antonio 456-7202

     RECORDED MUTUAL      24-hour service (from any phone)
   FUND PRICE QUOTES      1-800-531-8066, in San Antonio 498-8066

         MUTUAL FUND      (from touch-tone phones only)
   USAA TOUCHLINE(R)      For account balance, last transaction, fund
                          prices, or to exchange or redeem fund shares
                          1-800-531-8777, in San Antonio 498-8777

     INTERNET ACCESS      USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                        [LOGO OF RECYCLED PAPER]
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                                                                  Paper

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